Information about Impaired Loans (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		¥ 101,034	¥ 135,824	¥ 212,740
Unpaid Principal Balance		97,777	135,089
Related Allowance		34,379	49,155	65,151
Consumer Loan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,993	11,796	10,861
Unpaid Principal Balance		10,144	11,721
Related Allowance		2,606	3,279	3,190
Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,357	7,317
Unpaid Principal Balance		3,525	7,254
Related Allowance		1,689	2,432
Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,741	2,950
Unpaid Principal Balance		3,731	2,942
Related Allowance		566	629
Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,895	1,529
Unpaid Principal Balance		2,888	1,525
Related Allowance		351	218
Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		73,825	100,953
Unpaid Principal Balance		72,417	100,293
Related Allowance		23,292	33,588
Non-recourse Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		22,032	24,902	61,050
Related Allowance		7,751	8,534	14,620
Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,285	7,868
Unpaid Principal Balance		5,285	7,804
Related Allowance		64	1,020
Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		16,747	17,034
Unpaid Principal Balance		16,747	17,005
Related Allowance		7,687	7,514
Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		21,107	28,869
Unpaid Principal Balance		20,875	28,813
Related Allowance		5,099	8,911
Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,472	7,827
Unpaid Principal Balance		4,440	7,785
Related Allowance		1,429	1,801
Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		26,214	39,355
Unpaid Principal Balance		25,070	38,886
Related Allowance		9,013	14,342
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[1]	15,216	23,075	29,107
Unpaid Principal Balance		15,216	23,075
Related Allowance	[1]	8,481	12,288	¥ 13,135
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[2]	18,404	25,049
Unpaid Principal Balance	[2]	18,359	25,025
Related Allowance	[2]	0	0
Impaired Financing Receivables with No Related Allowance | Consumer Loan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		450	725
Unpaid Principal Balance		407	711
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		450	725
Unpaid Principal Balance		407	711
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		17,954	24,324
Unpaid Principal Balance		17,952	24,314
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,975	6,505
Unpaid Principal Balance		4,975	6,505
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	2,259
Unpaid Principal Balance		0	2,259
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,167	3,770
Unpaid Principal Balance		5,167	3,767
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		892	2,614
Unpaid Principal Balance		892	2,613
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		6,920	9,176
Unpaid Principal Balance		6,918	9,170
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[3]	82,630	110,775
Unpaid Principal Balance	[3]	79,418	110,064
Related Allowance	[3]	34,379	49,155
Impaired Financing Receivables with Related Allowance | Consumer Loan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,543	11,071
Unpaid Principal Balance		9,737	11,010
Related Allowance		2,606	3,279
Impaired Financing Receivables with Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,907	6,592
Unpaid Principal Balance		3,118	6,543
Related Allowance		1,689	2,432
Impaired Financing Receivables with Related Allowance | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,741	2,950
Unpaid Principal Balance		3,731	2,942
Related Allowance		566	629
Impaired Financing Receivables with Related Allowance | Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,895	1,529
Unpaid Principal Balance		2,888	1,525
Related Allowance		351	218
Impaired Financing Receivables with Related Allowance | Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		55,871	76,629
Unpaid Principal Balance		54,465	75,979
Related Allowance		23,292	33,588
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		310	1,363
Unpaid Principal Balance		310	1,299
Related Allowance		64	1,020
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		16,747	14,775
Unpaid Principal Balance		16,747	14,746
Related Allowance		7,687	7,514
Impaired Financing Receivables with Related Allowance | Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		15,940	25,099
Unpaid Principal Balance		15,708	25,046
Related Allowance		5,099	8,911
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,580	5,213
Unpaid Principal Balance		3,548	5,172
Related Allowance		1,429	1,801
Impaired Financing Receivables with Related Allowance | Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		19,294	30,179
Unpaid Principal Balance		18,152	29,716
Related Allowance		9,013	14,342
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		15,216	23,075
Unpaid Principal Balance		15,216	23,075
Related Allowance		¥ 8,481	¥ 12,288

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").
[2]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[3]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.